Financial Instruments - Fair Value Measurements By Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Money market funds	$ 86,823	$ 198,659
Equity securities with readily determinable fair value	165,936	107,372
Financial instruments measured on a recurring basis
Assets
Money market funds	86,823	198,659
Available for sale securities		107,372
Equity securities with readily determinable fair value	93,262
Total	1,054,986	1,712,988
Liabilities
Guarantee liabilities	10,952	10,143
Financial instruments measured on a recurring basis | Bank time deposits
Assets
Bank time deposits	874,901	1,406,957
Financial instruments measured on a recurring basis | Quoted Prices in Active Market for Identical Assets (Level 1)
Assets
Money market funds	86,823	198,659
Available for sale securities		107,372
Equity securities with readily determinable fair value	93,262
Total	180,085	306,031
Financial instruments measured on a recurring basis | Significant Other Observable Inputs (Level 2)
Assets
Total	874,901	1,406,957
Financial instruments measured on a recurring basis | Significant Other Observable Inputs (Level 2) | Bank time deposits
Assets
Bank time deposits	874,901	1,406,957
Financial instruments measured on a recurring basis | Significant Unobservable Inputs (Level 3)
Liabilities
Guarantee liabilities	$ 10,952	$ 10,143